UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund

Fidelity® Arizona Municipal Money Market Fund

Annual Report

August 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	3.27%	2.86%	4.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$14,821	Fidelity® Arizona Municipal Income Fund
$14,874	Bloomberg Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending August 31, 2021, driven by robust investor demand and an improved fiscal outlook for many municipal issuers. The Bloomberg Municipal Bond Index rose 3.40% for the period. In December 2020 and January 2021, the muni market rallied amid economic optimism due to the rollout of effective COVID-19 vaccination programs. Munis were further bolstered by an easing of credit concerns that had been triggered by the economic shutdowns caused by COVID-19. Also, investor demand for tax-exempt munis increased due to the Biden administration’s plan to push for higher tax rates on upper-income tax brackets to fund health care, education and infrastructure programs. Tax collection took less of a hit than originally feared, and an extremely large aid package from the U.S. Congress for muni issuers helped fill budget gaps. In February, the municipal market declined, reflecting investor concerns that stimulus-induced inflation could diminish real bond returns over time. Munis then gained from March through July, propelled by better-than-expected tax revenue from many state and local governments and reduced inflation expectations, before losing slight ground in August amid the start of discussion about tapering monthly open-market bond purchases by the U.S. Federal Reserve.

Comments from Co-Portfolio Managers Michael Maka, Cormac Cullen and Elizah McLaughlin:  For the fiscal year, the fund gained 3.27%, slightly outpacing, net of fees, the 3.04% advance of the Bloomberg Arizona 2+ Year Enhanced Municipal Linked 8/1/2018 Index. The past 12 months, we focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus the state index, the fund’s overweighting in lower-rated securities contributed to performance. This category outpaced higher-quality counterparts, as investors sought higher-yielding securities. Receding worries about muni credit quality also supported lower-quality bonds. Overweighting Phoenix Sky Harbor Airport bonds also helped our relative result. They were some of the Arizona muni market’s biggest gainers the past 12 months, due to improved fundamentals, as air travel improved and investors sought bonds with higher yields. The fund’s larger-than-index exposure to student housing bonds was another plus because the sector produced a better-than-index result, driven by an improved credit outlook amid colleges and universities reopening. There were no notable detractors based on security selection, credit-quality positioning or interest rate stance. That said, differences in the way fund holdings and index components were priced created a modest headwind versus the index for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2021

% of fund's net assets
Education	25.0
Health Care	22.3
General Obligations	16.6
Transportation	11.0
Water & Sewer	6.3

Quality Diversification (% of fund's net assets)

As of August 31, 2021
AAA	1.3%
AA,A	92.8%
BBB	1.8%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments August 31, 2021

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Arizona - 97.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A, 5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	$550,000	$572,321
Series 2015 A, 5% 7/1/35	2,215,000	2,581,247
Series 2015 B, 5% 7/1/31	1,525,000	1,782,211
Series 2015 D:
5% 7/1/34	500,000	583,088
5% 7/1/35	900,000	1,048,814
5% 7/1/41	485,000	564,392
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	1,965,550
Series 2015, 5% 9/1/27	1,500,000	1,763,347
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	471,863
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,310,231
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.907%, tender 1/1/37 (a)(b)	1,000,000	992,749
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,294,389
5% 12/1/42	2,270,000	2,583,588
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	2,000,000	2,333,195
5% 2/1/40	700,000	898,406
Series 2021 A:
4% 2/1/39 (c)	500,000	600,633
4% 2/1/40 (c)	1,000,000	1,197,224
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	240,639
4% 9/1/36	355,000	426,202
4% 9/1/46	1,000,000	1,161,678
Arizona State Lottery Rev. Series 2019, 5% 7/1/29 (Escrowed to Maturity)	2,000,000	2,632,782
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,850,804
Series 2017A, 5% 7/1/31	385,000	476,189
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/43	1,000,000	1,266,480
Series 2020 A:
4% 7/1/40	1,300,000	1,563,693
5% 7/1/39	390,000	508,282
5% 7/1/43	2,925,000	3,775,553
Series 2021 C, 5% 7/1/41	1,000,000	1,316,577
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	410,926
5% 7/1/28	500,000	585,786
5% 7/1/29	455,000	533,066
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	587,755
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(d)	2,000,000	2,087,613
Series 2019, 5%, tender 6/3/24 (a)(d)	3,700,000	4,156,980
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	759,109
5% 7/1/27	1,300,000	1,462,931
Glendale Union School District 205 Series A:
4% 7/1/38 (FSA Insured)	1,000,000	1,226,552
4% 7/1/39 (FSA Insured)	1,000,000	1,223,028
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,852,645
5% 7/1/32	1,000,000	1,227,484
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	1,138,373
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	280,991
5% 7/1/33	435,000	472,681
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,167,419
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,209,144
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,496,917
Series 2019 A:
5% 9/1/29	310,000	398,169
5% 9/1/33	275,000	347,675
5% 9/1/34	680,000	857,313
5% 9/1/35	395,000	497,277
Series 2021 A, 4% 9/1/51	1,500,000	1,765,356
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	524,225
6% 1/1/48 (e)	500,000	520,259
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,488,513
5% 7/1/34	585,000	733,929
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	200,000	241,304
Series C, 5%, tender 10/18/24 (a)	125,000	143,456
Series 2016 A:
4% 1/1/24	255,000	277,314
5% 1/1/23	40,000	42,578
5% 1/1/24	275,000	305,452
5% 1/1/25	105,000	121,268
5% 1/1/34	2,935,000	3,565,837
5% 1/1/38	2,040,000	2,468,290
Series 2019 F, 4% 1/1/45	1,000,000	1,175,384
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	432,450
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	735,888
Series 2019 A, 5% 7/1/37	1,000,000	1,242,683
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,241,969
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,000,000	3,692,839
Series D, 4% 7/1/34	350,000	429,634
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,376,507
5% 7/1/38	3,850,000	4,574,173
Series 2016, 5% 7/1/39	2,270,000	2,694,093
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,015,000	2,538,333
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,044,372
Northern Arizona Univ. Revs.:
Series 2013, 5% 8/1/27	1,000,000	1,077,851
Series 2014, 5% 6/1/29	500,000	557,848
Series 2015, 5% 6/1/30	1,000,000	1,156,119
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,287,961
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,193,097
5% 7/1/29 (d)	500,000	541,261
Series 2015 A, 5% 7/1/45	4,100,000	4,761,005
Series 2017 A:
5% 7/1/35 (d)	2,425,000	2,970,637
5% 7/1/42 (d)	2,000,000	2,421,963
Series 2017 D, 5% 7/1/31	2,000,000	2,460,904
Series 2019 A, 5% 7/1/49	2,000,000	2,506,666
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	100,000	125,329
5% 7/1/35	1,000,000	1,228,988
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,047,388
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,202,793
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	3,730,000	4,903,511
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,207,180
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,438,832
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,789,098
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	395,106
5% 7/1/27 (d)	400,000	415,798
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/27	1,745,000	1,929,049
Pima County Indl. Dev. Auth. Rev. Series 2021 A, 4% 4/1/46(c)	2,000,000	2,368,429
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	30,000	31,205
5% 7/1/25	1,600,000	1,664,151
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,862,051
Series A, 5% 1/1/37	520,000	677,244
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	4,111,764
5.5% 12/1/29	3,000,000	3,963,704
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	469,617
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,090,000	1,134,235
Series 2016:
5% 7/1/28	315,000	381,550
5% 7/1/29	500,000	603,776
5% 7/1/30	325,000	391,594
5% 7/1/31	375,000	451,641
Tucson Ctfs. of Prtn.:
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	604,540
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,494,853
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,224,839
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2013, 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,099,074
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,131,304
Series 2015 A 5% 6/1/30	2,500,000	2,913,508
Series 2016, 5% 6/1/38	1,000,000	1,191,586
Series 2019 A, 5% 6/1/41	1,965,000	2,480,872
Series 2020 C:
5% 8/1/22	920,000	961,185
5% 8/1/24	800,000	911,573
5% 8/1/26	800,000	974,945
5% 8/1/28	900,000	1,153,164
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,247,343
5% 7/1/28	1,315,000	1,682,564
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,177,906
Series 2016, 5% 8/1/36	1,305,000	1,536,305
Series 2019:
4% 8/1/43	350,000	406,681
5% 8/1/24	325,000	368,291
5% 8/1/25	400,000	469,442
5% 8/1/26	600,000	726,657
5% 8/1/27	625,000	776,806
5% 8/1/39	1,060,000	1,331,756
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,260,170

TOTAL ARIZONA		185,972,776

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	200,000	216,820
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	401,493

TOTAL GUAM		618,313

TOTAL MUNICIPAL BONDS
(Cost $173,577,288)		186,591,089

Municipal Notes - 0.5%
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. Series 2015 C, 0.01% 9/1/21, LOC Bank of America NA, VRDN (a)
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $174,577,288)		187,591,089
NET OTHER ASSETS (LIABILITIES) - 1.3%		2,422,889
NET ASSETS - 100%		$190,013,978

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044,484 or 0.5% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$187,591,089	$--	$187,591,089	$--
Total Investments in Securities:	$187,591,089	$--	$187,591,089	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.0%
Health Care	22.3%
General Obligations	16.6%
Transportation	11.0%
Water & Sewer	6.3%
Special Tax	5.4%
Others* (Individually Less Than 5%)	13.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $174,577,288)		$187,591,089
Cash		5,477,252
Receivable for fund shares sold		20,870
Interest receivable		1,443,827
Other receivables		717
Total assets		194,533,755
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,192,370
Payable for fund shares redeemed	130,419
Distributions payable	109,736
Accrued management fee	87,252
Total liabilities		4,519,777
Net Assets		$190,013,978
Net Assets consist of:
Paid in capital		$176,336,395
Total accumulated earnings (loss)		13,677,583
Net Assets		$190,013,978
Net Asset Value, offering price and redemption price per share ($190,013,978 ÷ 15,043,898 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2021
Investment Income
Interest		$4,837,013
Expenses
Management fee	$1,025,118
Independent trustees' fees and expenses	526
Miscellaneous	94
Total expenses before reductions	1,025,738
Expense reductions	(1,865)
Total expenses after reductions		1,023,873
Net investment income (loss)		3,813,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		603,142
Total net realized gain (loss)		603,142
Change in net unrealized appreciation (depreciation) on investment securities		1,509,583
Net gain (loss)		2,112,725
Net increase (decrease) in net assets resulting from operations		$5,925,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2021	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,813,140	$3,978,072
Net realized gain (loss)	603,142	865,697
Change in net unrealized appreciation (depreciation)	1,509,583	(1,370,848)
Net increase (decrease) in net assets resulting from operations	5,925,865	3,472,921
Distributions to shareholders	(4,496,086)	(3,970,388)
Share transactions
Proceeds from sales of shares	35,061,844	23,262,594
Reinvestment of distributions	2,813,122	2,396,135
Cost of shares redeemed	(28,166,131)	(27,145,465)
Net increase (decrease) in net assets resulting from share transactions	9,708,835	(1,486,736)
Total increase (decrease) in net assets	11,138,614	(1,984,203)
Net Assets
Beginning of period	178,875,364	180,859,567
End of period	$190,013,978	$178,875,364
Other Information
Shares
Sold	2,787,014	1,872,570
Issued in reinvestment of distributions	224,116	192,807
Redeemed	(2,239,628)	(2,234,129)
Net increase (decrease)	771,502	(168,752)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

Years ended August 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.52	$11.82	$12.21	$12.50
Income from Investment Operations
Net investment income (loss)A	.257	.277	.298	.300	.311
Net realized and unrealized gain (loss)	.148	.009	.698	(.309)	(.267)
Total from investment operations	.405	.286	.996	(.009)	.044
Distributions from net investment income	(.257)	(.276)	(.296)	(.300)	(.310)
Distributions from net realized gain	(.048)	–	–	(.081)	(.024)
Total distributions	(.305)	(.276)	(.296)	(.381)	(.334)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$12.63	$12.53	$12.52	$11.82	$12.21
Total ReturnC	3.27%	2.33%	8.56%	(.05)%	.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.04%	2.23%	2.49%	2.52%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$190,014	$178,875	$180,860	$170,557	$181,740
Portfolio turnover rateF	8%	17%	13%	12%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2021

Days	% of fund's investments
1 - 7	82.1
31 - 60	2.3
91 - 180	4.5
> 180	11.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Variable Rate Demand Notes (VRDNs)	32.2%
Tender Option Bond	36.7%
Other Municipal Security	20.2%
Investment Companies	12.3%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

8/31/21
Fidelity® Arizona Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2021, the most recent period shown in the table, would have been -0.43%.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments August 31, 2021

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.2%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.1% 9/7/21, VRDN (a)(b)	$300,000	$300,000
Arizona - 30.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.02% 9/7/21, VRDN (a)	1,600,000	1,600,000
Series 2008 B, 0.02% 9/7/21, VRDN (a)	1,900,000	1,900,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 0.01% 9/1/21, LOC JPMorgan Chase Bank, VRDN (a)	425,000	425,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.06% 9/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600,000	2,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.1% 9/7/21, VRDN (a)	8,200,000	8,200,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 9/7/21, LOC Bank of America NA, VRDN (a)	200,000	200,000
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Miguel Apts. Proj.) Series 2003, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	1,280,000	1,280,000
(Village Square Apts. Proj.) Series 2004, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	2,865,000	2,865,000
		22,570,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.1% 9/7/21, VRDN (a)(b)	100,000	100,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 0.09% 9/7/21, VRDN (a)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.06% 9/7/21, VRDN (a)	200,000	200,000
		300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.07% 9/7/21, VRDN (a)	100,000	100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.1% 9/7/21, VRDN (a)(b)	100,000	100,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.11% 9/7/21, VRDN (a)(b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $23,570,000)		23,570,000

Tender Option Bond - 36.7%
Arizona - 33.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,300,000	3,300,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,920,000	2,920,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,500,000	7,500,000
Maricopa County Rev. Participating VRDN:
Series XL 01 52, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200,000	1,200,000
Series ZF 12 05, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,665,000	1,665,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.08% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,100,000	2,100,000
Series XF 08 46, 0.11% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	800,000	800,000
Series YX 11 54, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	935,000	935,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,000,000	4,000,000
		24,420,000
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DBE 80 11, 0.19% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(c)(d)	200,000	200,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.2%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	190,000	190,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.17% 10/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	95,000	95,000
Maryland - 1.6%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,195,000	1,195,000
New York - 0.1%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.17% 10/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	100,000	100,000
Ohio - 0.4%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	95,000	95,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		295,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.09% 9/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	100,000	100,000
		300,000
TOTAL TENDER OPTION BOND
(Cost $26,895,000)		26,895,000

Other Municipal Security - 20.2%
Arizona - 20.2%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	100,000	104,067
Arizona Board of Regents Ctfs. of Prtn. Bonds Series 2015 A, 5% 6/1/22	170,000	176,081
Arizona Health Facilities Auth. Rev. Bonds Series 2012 A:
3.75% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	100,000	101,156
4% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	1,570,000	1,590,326
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	390,000	396,323
Arizona Trans. Board Excise Tax Rev. Bonds Series 2014, 5% 7/1/22	3,100,000	3,227,153
Arizona Trans. Board Hwy. Rev. Bonds Series 2013 A:
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	200,000	208,099
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	200,000	208,092
Bullhead City Excise Taxes Bonds Series 2021 2, 4% 7/1/22	1,000,000	1,032,546
Goodyear Pub. Impt. Corp. Facilities Rev. Bonds Series 2011 A:
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	100,000	104,016
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	320,000	333,160
Maricopa County Rev. Bonds Series 2016 A, 5% 1/1/22	800,000	812,817
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2019 A, 5% 1/1/22	305,000	309,956
Series 2021 A, 5% 1/1/22	150,000	152,397
Series 2021 C:
0.06% 9/2/21, CP	1,600,000	1,600,000
0.07% 9/1/21, CP	800,000	800,000
0.08% 10/5/21, CP	800,000	800,000
Scottsdale Gen. Oblig. Bonds Series 2021, 4% 7/1/22	1,125,000	1,162,214
Tucson Wtr. Rev. Bonds Series 2016 A, 5% 7/1/22	995,000	1,035,846
Univ. of Arizona Univ. Revs. Bonds:
Series 2012 A, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	200,000	207,311
Series 2015 A, 5% 6/1/22	400,000	414,578
TOTAL OTHER MUNICIPAL SECURITY
(Cost $14,776,138)		14,776,138
	Shares	Value

Investment Company - 12.3%
Fidelity Municipal Cash Central Fund 0.04% (f)(g)
(Cost $9,008,929)	9,007,261	9,008,929
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $74,250,067)		74,250,067
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,017,908)
NET ASSETS - 100%		$73,232,159

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,000 or 0.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.2%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$4,082,000	$38,596,000	$33,670,000	$4,656	$929	$--	$9,008,929	0.4%
Total	$4,082,000	$38,596,000	$33,670,000	$4,656	$929	$--	$9,008,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,241,138)	$65,241,138
Fidelity Central Funds (cost $9,008,929)	9,008,929
Total Investment in Securities (cost $74,250,067)		$74,250,067
Receivable for fund shares sold		595
Interest receivable		90,062
Distributions receivable from Fidelity Central Funds		288
Other receivables		192
Total assets		74,341,204
Liabilities
Payable to custodian bank	$300,601
Payable for fund shares redeemed	805,017
Distributions payable	90
Accrued management fee	3,337
Total liabilities		1,109,045
Net Assets		$73,232,159
Net Assets consist of:
Paid in capital		$73,232,770
Total accumulated earnings (loss)		(611)
Net Assets		$73,232,159
Net Asset Value, offering price and redemption price per share ($73,232,159 ÷ 73,117,726 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2021
Investment Income
Interest		$82,690
Income from Fidelity Central Funds		4,568
Total income		87,258
Expenses
Management fee	$393,127
Independent trustees' fees and expenses	229
Total expenses before reductions	393,356
Expense reductions	(313,955)
Total expenses after reductions		79,401
Net investment income (loss)		7,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,460
Fidelity Central Funds	929
Capital gain distributions from Fidelity Central Funds	88
Total net realized gain (loss)		16,477
Net increase in net assets resulting from operations		$24,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2021	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,857	$546,346
Net realized gain (loss)	16,477	17,769
Net increase in net assets resulting from operations	24,334	564,115
Distributions to shareholders	(61,874)	(551,704)
Share transactions
Proceeds from sales of shares	8,024,955	27,678,250
Reinvestment of distributions	52,025	475,957
Cost of shares redeemed	(20,629,280)	(35,079,577)
Net increase (decrease) in net assets and shares resulting from share transactions	(12,552,300)	(6,925,370)
Total increase (decrease) in net assets	(12,589,840)	(6,912,959)
Net Assets
Beginning of period	85,821,999	92,734,958
End of period	$73,232,159	$85,821,999
Other Information
Shares
Sold	8,024,955	27,678,250
Issued in reinvestment of distributions	52,025	475,957
Redeemed	(20,629,280)	(35,079,577)
Net increase (decrease)	(12,552,300)	(6,925,370)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.006	.012	.008	.003
Net realized and unrealized gain (loss)	.001	–A	–A	–A	.002
Total from investment operations	.001	.006	.012	.008	.005
Distributions from net investment income	–A	(.006)	(.012)	(.008)	(.003)
Distributions from net realized gain	(.001)	–A	–A	–	(.002)
Total distributions	(.001)	(.006)	(.012)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.08%	.61%	1.16%	.78%	.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.10%	.39%	.50%	.50%	.50%
Expenses net of all reductions	.10%	.39%	.50%	.50%	.50%
Net investment income (loss)	.01%	.61%	1.16%	.76%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$73,232	$85,822	$92,735	$107,238	$143,253

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2021

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$174,525,750	$13,184,349	$(119,010)	$13,065,339
Fidelity Arizona Municipal Money Market Fund	74,250,067	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$37,580	$–	$574,662	$–	$13,065,339
Fidelity Arizona Municipal Money Market Fund	–	–	–	–	–

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to August 31, 2021. Loss deferrals were as follows:

Capital losses
Fidelity Arizona Municipal Money Market Fund	$(612)

The tax character of distributions paid was as follows:

August 31, 2021
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Arizona Municipal Income Fund	$3,807,123	$–	$688,963	$–	$4,496,086
Fidelity Arizona Municipal Money Market Fund	7,840	11,462	42,572	–	61,874

August 31, 2020
	Tax-Exempt Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Arizona Municipal Income Fund	$3,970,388	$–	$–	$3,970,388
Fidelity Arizona Municipal Money Market Fund	546,433	5,271	–	551,704

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	24,722,219	15,499,087

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	–	–
Fidelity Arizona Municipal Money Market Fund	1,465,000	1,900,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Arizona Municipal Income Fund	$94

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $313,530.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Arizona Municipal Income Fund	$1,865
Fidelity Arizona Municipal Money Market Fund	425

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II) (hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,026.30	$2.81
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.08%
Actual		$1,000.00	$1,000.10	$.40-D
Hypothetical-C		$1,000.00	$1,024.80	$.41-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/04/21	10/01/21	$0.038
Fidelity Arizona Municipal Money Market Fund	10/04/21	10/01/21	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$602,547
Fidelity Arizona Municipal Money Market Fund	$17,089

During fiscal year ended 2021, 100% of each fund's income dividends were free from federal income tax, and 7.54% and 36.48% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2022 of amounts for use in preparing 2001 income tax returns.

AZI-SPZ-ANN-1021
1.536826.124

Fidelity® Municipal Money Market Fund

Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2021

Days	% of fund's investments 8/31/21
1 - 7	76.9
8 - 30	1.5
31 - 60	6.1
61 - 90	1.5
91 - 180	6.6
> 180	7.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
Variable Rate Demand Notes (VRDNs)	33.8%
Tender Option Bond	33.7%
Other Municipal Security	23.3%
Investment Companies	9.8%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

8/31/21
Fidelity® Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2021, the most recent period shown in the table, would have been (0.31)%.

Schedule of Investments August 31, 2021

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.1% 9/7/21, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.1% 9/7/21, VRDN (a)	35,950	35,950
West Jefferson Indl. Dev. Series 2008, 0.1% 9/7/21, VRDN (a)	3,000	3,000
		87,965
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.04% 9/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	14,300	14,300
Arizona - 0.1%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.06% 9/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600	2,600
FNMA Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	2,260	2,260
		4,860
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.1% 9/7/21, VRDN (a)(b)	10,200	10,200
Series 2002, 0.08% 9/7/21, VRDN (a)(b)	5,100	5,100
		15,300
California - 0.0%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.05% 9/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	500	500
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 9/7/21, LOC Wells Fargo Bank NA, VRDN (a)	200	200
Connecticut - 1.6%
Connecticut Gen. Oblig. Series 2016 C, 0.03% 9/7/21 (Liquidity Facility Bank of America NA), VRDN (a)	73,595	73,595
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.06% 9/7/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	2,195	2,195
		75,790
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 0.05% 9/7/21, VRDN (a)	15,930	15,930
Series 1999 B, 0.06% 9/7/21, VRDN (a)(b)	8,200	8,200
		24,130
District Of Columbia - 0.1%
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.15% 9/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,515	3,515
Florida - 3.3%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.03% 9/1/21, VRDN (a)(b)	1,410	1,410
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) Series 2005, 0.06% 9/7/21, LOC Citibank NA, VRDN (a)(b)	8,380	8,380
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 0.03% 9/1/21, VRDN (a)(b)	1,995	1,995
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) Series 2005, 0.06% 9/7/21, LOC Citibank NA, VRDN (a)(b)	10,215	10,215
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Savannah Springs Apts. Proj.) Series G, 0.06% 9/7/21, LOC Citibank NA, VRDN (a)(b)	12,005	12,005
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.06% 9/7/21, LOC Citibank NA, VRDN (a)(b)	9,865	9,865
(Meridian Pointe Apts. Proj.) Series 2005, 0.06% 9/7/21, LOC Citibank NA, VRDN (a)(b)	8,805	8,805
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) Series 2007, 0.05% 9/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	61,035	61,035
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts. Proj.) Series A, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	12,230	12,230
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 0.07% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	5,725	5,725
Series 2006 H, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	5,795	5,795
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	5,600	5,600
(Morgan Creek Apts. Proj.) Series 2003, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	10,400	10,400
		153,460
Georgia - 0.3%
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.16% 9/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
		13,690
Illinois - 2.0%
Chicago Midway Arpt. Rev. Series 2014 C, 0.04% 9/7/21, LOC Barclays Bank PLC, VRDN (a)(b)	31,210	31,210
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.05% 9/7/21, LOC Bayerische Landesbank, VRDN (a)(b)	37,770	37,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 0.11% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	400	400
Illinois Fin. Auth. Rev. Series 2011 B, 0.07% 9/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,300	1,300
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) Series 2007, 0.05% 9/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,420	9,420
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 0.08% 9/7/21, LOC Freddie Mac, VRDN (a)(b)	7,705	7,705
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.08% 9/7/21, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		93,805
Indiana - 2.0%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 0.06% 9/7/21, VRDN (a)(b)	35,700	35,700
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.09% 9/7/21, VRDN (a)(b)	39,500	39,493
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.1% 9/7/21, VRDN (a)	17,725	17,725
		92,918
Iowa - 3.7%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 0.06% 9/7/21, VRDN (a)(b)	45,100	45,100
Series 2016 B, 0.06% 9/7/21, VRDN (a)(b)	2,600	2,600
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 0.07% 9/7/21, VRDN (a)(b)	125,760	125,760
		173,460
Kansas - 1.5%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.06% 9/7/21, VRDN (a)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.09% 9/7/21, VRDN (a)	2,400	2,400
Series 2007 B, 0.09% 9/7/21, VRDN (a)	9,400	9,400
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 0.06% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 0.06% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.06% 9/7/21, VRDN (a)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 0.06% 9/7/21, VRDN (a)	5,200	5,200
		70,400
Kentucky - 1.5%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.05% 9/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.05% 9/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	21,600	21,600
Series 1993 B, 0.05% 9/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	27,100	27,100
Louisville Reg'l. Arpt. Auth. Series 2006 A, 0.05% 9/1/21, VRDN (a)(b)	4,100	4,100
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 0.07% 9/1/21, VRDN (a)(b)	7,200	7,200
		67,870
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.07% 9/7/21, VRDN (a)	2,600	2,600
Michigan - 0.4%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 0.05% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	17,100	17,100
Nebraska - 0.1%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.1% 9/7/21, VRDN (a)(b)	1,200	1,200
Series 1998, 0.1% 9/7/21, VRDN (a)(b)	1,200	1,200
		2,400
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.05% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	77,065	77,065
Series 2008 C3, 0.04% 9/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	8,700	8,700
		85,765
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.04% 9/7/21, LOC Citibank NA, VRDN (a)(b)	3,100	3,100
New York - 1.2%
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.05% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	27,100	27,100
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.06% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
		57,100
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.07% 9/30/21, VRDN (a)(d)	500	500
Series 1995 4, 0.1% 9/30/21, VRDN (a)(b)(d)	3,900	3,900
		4,400
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.08% 9/7/21, VRDN (a)(b)	4,300	4,300
Ohio - 0.1%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.05% 9/7/21, LOC Northern Trust Co., VRDN (a)	2,140	2,140
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.08% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	2,770	2,770
(New Columbia - Trouton Proj.) Series 2005, 0.08% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	4,590	4,590
		7,360
Pennsylvania - 0.2%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.07% 9/7/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.09% 9/7/21, LOC Citizens Bank NA, VRDN (a)	600	600
		7,505
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.1% 9/7/21, VRDN (a)(b)	1,000	1,000
Tennessee - 1.2%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.05% 9/7/21, VRDN (a)(b)	10,500	10,500
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.07% 9/7/21, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) Series 2007, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		55,200
Texas - 3.8%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 0.04% 9/7/21, LOC Citibank NA, VRDN (a)(b)	4,000	4,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.02% 9/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.02% 9/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,570	24,570
Series 2007 A, 0.06% 9/7/21, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) Series 2007, 0.05% 9/7/21, LOC Citibank NA, VRDN (a)(b)	2,455	2,455
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 0.1% 9/7/21, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.06% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.07% 9/7/21 (Total SA Guaranteed), VRDN (a)(b)	10,000	10,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.04% 9/7/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,860	5,860
Series 2001 A2, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,995	3,995
Series 2002 A, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	20,865	20,865
Series 2002 A2, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,480	4,480
Series 2003 A, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	5,975	5,975
Series 2004 B, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,215	3,215
Series 2006 A, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	9,160	9,160
Series 2007 B, 0.06% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,650	12,650
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Bammel Apts. Proj.) Series 2005, 0.08% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	6,880	6,880
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.12% 9/7/21, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
		177,365
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 9/7/21, VRDN (a)	10,500	10,500
Washington - 1.6%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) Series 2000, 0.06% 9/7/21, LOC Bank of America NA, VRDN (a)(b)	15,705	15,705
Port of Seattle Rev. Series 2008, 0.05% 9/7/21, LOC MUFG Bank Ltd., VRDN (a)(b)	59,370	59,370
		75,075
West Virginia - 1.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.1% 9/7/21, VRDN (a)(b)	37,475	37,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.11% 9/7/21, VRDN (a)(b)	51,400	51,400
		88,875
Wisconsin - 1.1%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.07% 9/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	53,200	53,200
Wyoming - 0.5%
Converse County Envir. Impt. Rev. Series 1995, 0.07% 9/7/21, VRDN (a)(b)	1,700	1,700
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.05% 9/7/21, VRDN (a)(b)	22,000	22,000
		23,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,570,848)		1,570,848

Tender Option Bond - 33.7%
Alabama - 0.1%
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,800	3,800
Arizona - 1.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	7,570	7,570
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	6,200	6,200
Maricopa County Rev. Participating VRDN Series XL 01 52, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,360	3,360
Mesa Util. Sys. Rev. Participating VRDN Series Solar 17 0026, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	5,270	5,270
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.08% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,025	2,025
Series XF 08 46, 0.11% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	19,345	19,345
Series YX 11 54, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,190	2,190
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	13,400	13,400
		59,360
California - 2.9%
California Gen. Oblig. Participating VRDN Series DB 80 74, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	34,890	34,890
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 24 67, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	3,500	3,500
Series Floaters ZM 05 43, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	4,000	4,000
Dignityhealthxx Participating VRDN:
Series 17 04, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	800	800
Series DBE 80 11, 0.19% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	40,800	40,800
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 0.06% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	6,520	6,520
Series XL 01 61, 0.07% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	9,335	9,335
Series XM 08 69, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	5,780	5,780
Series ZM 04 73, 0.08% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	425	425
Series ZM 04 87, 0.08% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	1,470	1,470
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,900	2,900
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,350	2,350
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 01 01, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,235	1,235
Series XF 28 76, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	1,000	1,000
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	10,105	10,105
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	3,145	3,145
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	4,200	4,200
		132,455
Colorado - 2.9%
Colorado Health Facilities Auth. Participating VRDN:
Series XG 02 51, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,470	3,470
Series XM 08 29, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,900	3,900
Series XM 08 38, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,550	3,550
Series XM 08 41, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,000	4,000
Series XX 11 30, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,880	3,880
Series ZF 08 09, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,000	1,000
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.27%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	1,600	1,600
Participating VRDN:
Series Floaters XF 07 57, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,915	2,915
Series Floaters XG 01 96, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	47,905	47,905
Series Floaters XG 01 97, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	1,800	1,800
Series Floaters XL 00 83, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	23,665	23,665
Series Floaters XL 00 84, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	13,665	13,665
Series Floaters ZF 06 89, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,190	2,190
Series Floaters ZF 06 90, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	9,315	9,315
Series Floaters ZF 06 91, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	3,680	3,680
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Solar 0065, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	6,015	6,015
		132,550
Connecticut - 2.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,950	1,950
Series Floaters 016, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	79,720	79,720
Series Floaters XL 00 66, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,530	2,530
Series XM 07 62, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,890	1,890
Series XM 08 57, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,200	5,200
Series XM 08 58, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,440	4,440
Series YX 11 07, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,500	1,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.2%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	5,400	5,400
Participating VRDN:
Series Floaters YX 10 77, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,110	4,110
Series ROC II R 14073, 0.08% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	1,500	1,500
Series XM 08 67, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,500	2,500
Series YX 11 37, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,680	1,680
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,700	3,700
		116,120
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,700	1,700
Series MS 4301, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	5,600	5,600
Series Solar 0035, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	2,440	2,440
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,800	1,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	910	910
Series XF 09 20, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,145	2,145
Series XG 02 67, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	6,185	6,185
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	9,100	9,100
Series Floaters XF 27 94, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	1,545	1,545
Series Floaters ZM 05 54, 0.06% 9/7/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	2,500	2,500
		33,925
Florida - 2.7%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	15,950	15,950
Series XF 09 15, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	2,810	2,810
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.27%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	1,925	1,925
Participating VRDN:
Series XF 08 17, 0.09% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	10,440	10,440
Series XF 09 52, 0.08% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	4,425	4,425
Series ZF 08 26, 0.11% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	2,635	2,635
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,480	5,480
Series XG 02 81, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,800	1,800
Series ZF 09 31, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,605	1,605
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.1% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,100	1,100
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.27%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	2,200	2,200
Participating VRDN:
Series Floaters ZF 25 03, 0.06% 9/7/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	3,750	3,750
Series XF 28 77, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,800	8,800
Series XL 01 66, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	4,695	4,695
Series XM 08 90, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	8,765	8,765
Series XM 08 96, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	10,200	10,200
Series ZF 08 22, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	8,200	8,200
Series ZF 09 74, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,635	2,635
Series ZM 07 79, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,820	2,820
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,185	2,185
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XM 09 42, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,480	3,480
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.08% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,190	3,190
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	5,000	5,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,400	6,400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.08% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,300	1,300
Series XM 08 68, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	700	700
		125,990
Georgia - 1.8%
Atlanta Arpt. Rev. Participating VRDN:
Series XF 08 15, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	3,000	3,000
Series XM 07 97, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	4,065	4,065
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.05% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	645	645
Series XM 07 51, 0.05% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	13,800	13,800
Fayette County Hosp. Auth. Rev. Participating VRDN Series XM 08 92, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	11,100	11,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,945	2,945
Series XG 02 56, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	11,000	11,000
Series XG 02 57, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,200	1,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	3,400	3,400
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,000	5,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	10,800	10,800
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	12,000	12,000
		82,555
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	12,290	12,290
Hawaii Gen. Oblig. Participating VRDN:
Series 16 XF0439, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	6,000	6,000
Series Solar 17 0031, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	5,030	5,030
		23,320
Illinois - 3.5%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	6,400	6,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	11,270	11,270
Series Floaters XG 02 19, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	6,475	6,475
Series Floaters XM 06 86, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	4,480	4,480
Series XF 28 66, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	3,650	3,650
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	15,190	15,190
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,900	1,900
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,400	4,400
Illinois Fin. Auth. Participating VRDN:
Series XF 09 80, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	7,125	7,125
Series XG 02 99, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,500	2,500
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	15,975	15,975
Series XF 07 11, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	7,450	7,450
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,000	7,000
Series Floaters XF 10 43, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,650	3,650
Series Floaters XX 10 81, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	15,200	15,200
Series Floaters YX 10 72, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,595	2,595
Series Floaters YX 10 86, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,660	1,660
Series XF 10 10, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,500	7,500
Series XF 28 41, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,150	3,150
Series XM 07 59, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,050	5,050
Series XX 11 41, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,400	1,400
Series YX 11 50, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,590	2,590
Series YX 11 51, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	5,975	5,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
Series 15 XM 0078, 0.08% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	15,375	15,375
Series XF 08 01, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,800	3,800
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	700	700
		164,460
Indiana - 0.4%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	9,400	9,400
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.17% 10/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,075	8,075
		17,475
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.07% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	2,800	2,800
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	5,420	5,420
Kentucky - 0.7%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.1% 9/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	3,295	3,295
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,900	1,900
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,400	10,400
Series Floaters XF 24 85, 0.07% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	10,300	10,300
Series XM 08 39, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,390	2,390
Series XM 08 42, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,575	2,575
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.22%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,400	2,400
		33,260
Louisiana - 2.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.05% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	114,600	114,600
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series XF 12 02, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	8,215	8,215
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,340	8,340
		131,155
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	7,275	7,275
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,600	1,600
		8,875
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 09 69, 0.03% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)(f)	900	900
Michigan - 0.4%
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,200	4,200
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,525	2,525
Series 16 XM0223, 0.06% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	2,400	2,400
Series Floaters ZF 07 90, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	530	530
Series Floaters ZF 07 96, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	750	750
Series Floaters ZF 28 25, 0.09% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,300	1,300
Series XM 04 72, 0.05% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	1,650	1,650
Series XM 07 48, 0.1% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	3,900	3,900
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.1% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
		19,355
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.11% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,935	2,935
Missouri - 1.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,200	2,200
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.08% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	16,870	16,870
Series Floaters C17, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,500	5,500
Series Floaters XF 07 63, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,000	3,000
Series Floaters XG 01 84, 0.07% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	2,300	2,300
		53,370
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.08% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,700	1,700
Nevada - 0.0%
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 0.06% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	2,100	2,100
New Jersey - 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 42, 0.05% 9/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)(f)	10,400	10,400
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,400	3,400
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 0.08% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	1,845	1,845
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	600	600
		16,245
New York - 1.2%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 0.22% 10/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	1,225	1,225
Series XL 01 84, 0.05% 9/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	10,000	10,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.17% 10/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	11,195	11,195
Series Floaters E99, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	4,400	4,400
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.07% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	400	400
Series XF 04 99, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,400	6,400
Series XF 28 68, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,500	1,500
Series XF 28 78, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,800	4,800
Series XG 02 90, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	11,705	11,705
		56,625
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF0407, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	5,770	5,770
Series 16 ZF0367, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,385	1,385
Series 20 XF 09 86, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,440	1,440
Series 20 ZF 09 83, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	850	850
Series 20 ZF 09 84, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,015	2,015
Series 20 ZF 09 87, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,060	1,060
Series Floaters XF 05 65, 0.05% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	8,430	8,430
Series Floaters XF 06 83, 0.06% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	2,000	2,000
Series Floaters XF 24 88, 0.07% 9/7/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	2,500	2,500
Series Floaters XM 05 05, 0.05% 9/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	2,509	2,509
Series Floaters XM 06 16, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,650	8,650
Series ROC 14086, 0.07% 9/7/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	9,510	9,510
Series ROC II R 14077, 0.04% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	1,900	1,900
Series XF 08 08, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,900	1,900
Series XF 09 38, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	4,300	4,300
Series ZF 09 96, 0.06% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	3,690	3,690
		57,909
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2021 XF 29 38, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	6,380	6,380
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	8,000	8,000
Series XF 08 85, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,195	2,195
		16,575
Ohio - 0.9%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 0.1% 9/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	1,775	1,775
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.12% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,200	1,200
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	16,255	16,255
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 50, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,100	1,100
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,300	2,300
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,510	7,510
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	3,800	3,800
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,900	3,900
Series XF 09 67, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	1,835	1,835
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.22%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,500	2,500
		42,175
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	310	310
Series Floaters XX 10 96, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,535	10,535
		10,845
Oregon - 0.0%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.07% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,750	1,750
Pennsylvania - 0.4%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.09% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,385	2,385
Series XF 09 69, 0.09% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,600	1,600
Series XM 08 87, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,230	1,230
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XF 25 53, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,680	3,680
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,000	5,000
Series XX 11 34, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,600	1,600
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,100	2,100
		20,695
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	7,765	7,765
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,160	5,160
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,800	3,800
Series XF 28 83, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	2,300	2,300
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	6,410	6,410
Series ZF 08 24, 0.1% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	4,575	4,575
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	580	580
		30,590
Tennessee - 0.4%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,900	2,900
Series YX 11 39, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	3,000	3,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,000	2,000
Series Floaters XL 00 62, 0.07% 9/7/21 (Liquidity Facility Citibank NA) (a)(e)(f)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,000	5,000
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,475	4,475
		19,695
Texas - 0.7%
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.05% 9/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,630	1,630
El Paso Independent School District Participating VRDN Series ZF 08 64, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	3,335	3,335
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.11% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	2,600	2,600
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,000	4,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	3,000	3,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,900	6,900
Series XG 02 78, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,880	2,880
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.05% 9/1/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	4,095	4,095
		30,440
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series 2021 XL 01 81, 0.11% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	3,700	3,700
Virginia - 0.8%
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	2,910	2,910
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.14% 10/12/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	13,100	13,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.09% 9/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	8,025	8,025
Univ. of Virginia Gen. Rev. Participating VRDN Series Solar 17 17, 0.07% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	3,250	3,250
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.22%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,935	3,935
Series ZF 09 27, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,200	3,200
		35,720
Washington - 1.5%
CommonSpirit Health Participating VRDN Series XF 1017, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,200	10,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 0.11% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	3,600	3,600
Series Floaters XM 06 65, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	12,700	12,700
Series Floaters ZM 06 69, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	9,700	9,700
Series XF 26 30, 0.07% 9/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	8,480	8,480
Series XF 28 28, 0.09% 9/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	7,340	7,340
Series XM 08 75, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,950	2,950
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.09% 9/7/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	5,410	5,410
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series XG 02 92, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,700	3,700
Series XG 02 96, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,700	2,700
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.07% 9/7/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,280	2,280
		69,060
TOTAL TENDER OPTION BOND
(Cost $1,565,904)		1,565,904

Other Municipal Security - 23.3%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2021:
0.08% 9/8/21, CP	1,900	1,900
0.09% 10/6/21, CP	15,800	15,800
		17,700
California - 0.8%
California Gen. Oblig.:
Series 2021 A4, 0.09% 11/9/21, LOC Toronto-Dominion Bank, CP	4,100	4,100
Series 2021 A6, 0.06% 10/14/21, LOC Bank of America NA, CP	5,300	5,300
California School Fin. Auth. Rev. TRAN Series 2021 A1, 3% 12/30/21	11,200	11,305
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2021 B, 0.09% 9/8/21, LOC U.S. Bank NA, Cincinnati, CP	1,900	1,900
Los Angeles Dept. Arpt. Rev. Series 2021 B3, 0.14% 9/2/21, LOC Bank of America NA, CP (b)	9,100	9,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2021 A4, 0.14% 9/9/21, LOC U.S. Bank NA, Cincinnati, CP (b)	4,300	4,300
		36,005
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds:
Series 2014 H, 5% 11/15/21	425	429
Series A, 3% 1/15/22	1,205	1,218
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A4, 2%, tender 2/8/22 (a)	2,400	2,419
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	1,825	1,825
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2014 A, 5% 9/1/21	1,000	1,000
New London BAN Series 2021, 2% 3/17/22	2,700	2,727
Univ. of Connecticut Gen. Oblig. Bonds Series 2020 A, 5% 2/15/22	1,500	1,533
		11,151
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.14% 9/23/21, LOC TD Banknorth, NA, CP	9,600	9,600
Florida - 4.1%
Florida Local Govt. Fin. Cmnty.:
Series 2011 A1, 0.08% 9/1/21, LOC JPMorgan Chase Bank, CP	3,500	3,500
Series 2021 A1, 0.08% 10/5/21, LOC JPMorgan Chase Bank, CP	14,300	14,300
Miami-Dade County Series 2021 A1, 0.11% 9/1/21, LOC Bank of America NA, CP (b)	73,435	73,435
Miami-Dade County Aviation Rev. Series 2021, 0.09% 10/1/21, LOC Bank of America NA, CP (b)	1,670	1,670
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.32%, tender 3/29/22 (a)(g)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.27%, tender 3/29/22 (a)(g)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.32%, tender 3/29/22 (a)(g)	42,015	42,015
		192,020
Georgia - 3.0%
Atlanta Arpt. Rev.:
Series 2021 J2, 0.12% 2/4/22, LOC Bank of America NA, CP (b)	31,286	31,286
Series 2021 K1, 0.11% 1/6/22, LOC PNC Bank NA, CP	22,500	22,500
Series 2021 K2:
0.14% 1/6/22, LOC PNC Bank NA, CP (b)	58,335	58,335
0.14% 1/6/22, LOC PNC Bank NA, CP (b)	4,019	4,019
Series 2021 L2, 0.15% 2/2/22, LOC JPMorgan Chase Bank, CP (b)	22,212	22,212
		138,352
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2012 B:
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	630	640
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	1,600	1,626
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.32%, tender 3/29/22 (a)(g)	40,690	40,690
		42,956
Kansas - 0.0%
Wichita Gen. Oblig. BAN Series 2020 302, 3.5% 10/15/21	1,400	1,406
Massachusetts - 0.6%
Littleton Gen. Oblig. BAN Series 2021, 1.5% 6/24/22	4,300	4,347
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2021, 0.12% tender 9/1/21 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	1,200	1,200
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021:
0.06% tender 9/7/21, CP mode	7,437	7,437
0.07% tender 9/2/21, CP mode	1,500	1,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	6,550	6,550
Town of Millbury BAN Series 2021, 2% 9/2/22	5,753	5,860
		26,894
Michigan - 0.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.27%, tender 3/29/22 (a)(g)	17,245	17,245
Michigan Bldg. Auth. Rev. Series 2021, 0.09% 10/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	11,200	11,200
		28,445
Missouri - 0.0%
Kansas City Arpt. Rev. Bonds Series 2013 A, 5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100) (b)	1,250	1,250
Montana - 0.1%
Montana Board of Invt. Bonds Series 2007, 0.15%, tender 3/1/22 (a)	3,100	3,098
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
0.08% 9/16/21, CP	3,950	3,950
0.08% 10/7/21, CP	5,800	5,800
0.09% 9/10/21, CP	3,900	3,900
0.09% 11/4/21, CP	2,700	2,700
0.09% 11/9/21, CP	5,900	5,900
0.1% 10/18/21, CP	5,700	5,700
0.1% 12/1/21, CP	3,245	3,245
0.1% 12/3/21, CP	5,700	5,700
0.11% 11/2/21, CP	5,800	5,800
		42,695
New Jersey - 0.7%
Lyndhurst Township Gen. Oblig. BAN Series 2021, 0.75% 9/8/21	2,600	2,600
Monmouth County BAN Series 2020, 0.3% 12/27/21	9,700	9,700
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds Series 2013, 5% 12/1/21 (b)	3,600	3,641
Tenafly BAN Series 2021, 2% 5/27/22	6,428	6,511
Westfield Gen. Oblig. BAN Series 2021, 1.5% 8/17/22	9,900	10,024
		32,476
New York - 1.1%
Burnt Hills Ballston Lake NY BAN Series 2021, 2% 6/23/22	8,000	8,118
Deer Park Union Free School District TAN Series 2021, 1.5% 6/24/22 (h)	8,200	8,292
Harborfields Central School District Greenlawn TAN Series 2021, 1.5% 6/24/22 (h)	6,700	6,773
Middle Country Century School District TAN Series 2021, 1% 6/24/22	13,200	13,290
Miller Place Union Free School District TAN Series 2021, 1.5% 6/24/22 (h)	4,700	4,751
Ravena Coeymans Selkirk Central School District BAN Series 2021, 1.5% 8/12/22	7,300	7,393
		48,617
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Bonds:
Series 186, 5% 10/15/21 (b)	1,555	1,564
Series 195, 5% 10/1/21 (b)	2,250	2,259
Series 197, 5% 11/15/21 (b)	3,000	3,030
Series 202, 5% 10/15/21 (b)	2,700	2,716
Series 2021 A:
0.12% 11/3/21, CP (b)	7,100	7,100
0.12% 12/1/21, CP (b)	12,710	12,710
0.12% 12/9/21, CP (b)	7,465	7,465
0.13% 1/12/22, CP (b)	14,160	14,160
Series 2021 B:
0.1% 9/22/21, CP	2,370	2,370
0.11% 9/29/21, CP	8,630	8,630
0.11% 10/6/21, CP	6,325	6,325
Series 2021:
0.11% 11/10/21, CP (b)	20,110	20,110
0.14% 9/3/21, CP (b)	13,335	13,335
0.25% 12/8/21, CP	1,300	1,300
		103,074
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	3,900	4,009
Ohio - 1.0%
Indian Hill Exempt Village School District Hamilton County BAN Series 2021, 1.375% 9/29/21	11,000	11,011
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2012 A, 5% 1/1/22	1,205	1,225
Series 2021 B5, 0.08% tender 12/2/21, CP mode	18,845	18,845
Series 2021 B6, 0.1% tender 10/8/21, CP mode	7,100	7,100
Union Township Clermont County Gen. Oblig. BAN Series 2020, 1% 9/1/21 (Ohio Gen. Oblig. Guaranteed)	6,000	6,000
		44,181
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2021 A, 0.06% 9/3/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000	1,000
Pennsylvania - 0.3%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2014 B2, 0.15% tender 12/27/21, CP mode	8,400	8,400
West Shore Area Auth. Hosp. Rev. Bonds (Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	2,945	3,002
		11,402
South Carolina - 0.0%
Charleston County School District BAN (Sales Tax Phase IV Projs.) Series 2021 B, 4% 5/11/22	720	739
Texas - 5.1%
Austin Elec. Util. Sys. Rev. Series 2021 A:
0.09% 9/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	9,081	9,081
0.1% 9/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	6,350	6,350
0.1% 9/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	2,750	2,750
Brownsville Util. Sys. Rev. Series 2021 A, 0.15% 10/21/21, LOC Bank of America NA, CP	2,700	2,700
Dallas Area Rapid Transit Sales Tax Rev. Series 2021, 0.1% 4/4/22, CP	2,000	2,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds:
Series 2012 D, 5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	1,110	1,119
Series 2012 H:
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	500	504
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	750	756
Fort Worth Independent School District Bonds Series 2016, 5% 2/15/22 (Permanent School Fund of Texas Guaranteed)	2,440	2,494
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.22%, tender 3/29/22 (a)(g)	33,900	33,900
Series 2009 C1, 0.1% tender 11/1/21, CP mode	4,800	4,800
Series 2016 B2, 0.13% tender 9/2/21, CP mode	15,000	15,000
Series 2019 A, 5% 12/1/21	1,100	1,113
Harris County Gen. Oblig. Series 2021 D:
0.08% 10/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,020	1,020
0.09% 10/13/21 (Liquidity Facility JPMorgan Chase Bank), CP	11,300	11,300
Harris County Metropolitan Trans. Auth.:
Bonds Series 2011, 5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100)	3,250	3,276
Series 2021 A1:
0.1% 12/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	15,100	15,100
0.12% 10/14/21 (Liquidity Facility JPMorgan Chase Bank), CP	9,800	9,800
Houston Arpt. Sys. Rev. Bonds Series 2012 A:
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	495	514
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	545	567
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2021 A, 0.11% 10/1/21, CP	2,070	2,070
Lower Colorado River Auth. Rev.:
Series 2021 B:
0.09% 9/2/21, LOC State Street Bank & Trust Co., Boston, CP	2,445	2,445
0.09% 9/2/21, LOC State Street Bank & Trust Co., Boston, CP	1,469	1,469
0.09% 10/6/21, LOC State Street Bank & Trust Co., Boston, CP	10,200	10,200
0.09% 10/6/21, LOC State Street Bank & Trust Co., Boston, CP	2,058	2,058
Series 2021:
0.08% 9/14/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,404	3,404
0.09% 1/5/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,870	3,870
0.16% 9/14/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
North Texas Tollway Auth. Rev. Bonds:
Series 2011 A, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	3,240	3,240
Series 2011 D, 5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	10,145	10,145
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.32%, tender 3/29/22 (a)(g)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.32%, tender 3/29/22 (a)(g)	31,000	31,000
Texas Pub. Fin. Auth. Rev. Series 2021 A:
0.09% 12/15/21 (Liquidity Facility Texas Gen. Oblig.), CP	3,300	3,300
0.1% 12/2/21 (Liquidity Facility Texas Gen. Oblig.), CP	2,960	2,960
		238,005
Virginia - 0.0%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 B, 5% 5/15/22	2,000	2,067
Washington - 0.8%
King County Gen. Oblig. Series 2021 A:
0.08% 11/18/21, CP	4,900	4,900
0.1% 10/19/21, CP	9,900	9,900
Port of Seattle Rev. Series 2021 B1, 0.1% 10/6/21, LOC Bank of America NA, CP (b)	5,215	5,215
Spokane County School District #81 Bonds Series 2021, 5% 12/1/21 (Washington Gen. Oblig. Guaranteed)	17,000	17,206
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	200	201
		37,422
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2021 A:
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	4,869	4,869
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	3,900	3,900
		8,769
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,083,333)		1,083,333
	Shares (000s)	Value (000s)

Investment Company - 9.8%
Fidelity Municipal Cash Central Fund 0.04% (i)(j)
(Cost $453,999)	453,913	453,999
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,674,084)		4,674,084
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(26,288)
NET ASSETS - 100%		$4,647,796

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,700,000 or 1.2% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,725,000 or 0.5% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Broward County Port Facilities Rev. Bonds Series G 115, 0.27%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada)	3/1/21	$1,925
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.2%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$5,400
Denver City & County Arpt. Rev. Bonds Series G-114, 0.27%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$1,600
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.27%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$2,200
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.22%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$2,400
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$3,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.22%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,500
Port Auth. of New York & New Jersey Series 1992 2, 0.07% 9/2/21, VRDN	7/15/20	$500
Port Auth. of New York & New Jersey Series 1995 4, 0.1% 9/30/21, VRDN	8/17/20	$3,900
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.22%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$1,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$249,354	$1,902,810	$1,698,180	$110	$15	$–	$453,999	22.4%
Total	$249,354	$1,902,810	$1,698,180	$110	$15	$–	$453,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,220,085)	$4,220,085
Fidelity Central Funds (cost $453,999)	453,999
Total Investment in Securities (cost $4,674,084)		$4,674,084
Cash		306
Receivable for fund shares sold		334
Interest receivable		2,248
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		7
Total assets		4,676,989
Liabilities
Payable for investments purchased
Regular delivery	$5,860
Delayed delivery	19,816
Payable for fund shares redeemed	3,114
Distributions payable	2
Accrued management fee	310
Other affiliated payables	34
Other payables and accrued expenses	57
Total liabilities		29,193
Net Assets		$4,647,796
Net Assets consist of:
Paid in capital		$4,647,528
Total accumulated earnings (loss)		268
Net Assets		$4,647,796
Net Asset Value, offering price and redemption price per share ($4,647,796 ÷ 4,639,889 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2021
Investment Income
Interest		$8,501
Income from Fidelity Central Funds		108
Total income		8,609
Expenses
Management fee	$12,461
Transfer agent fees	7,739
Accounting fees and expenses	431
Custodian fees and expenses	43
Independent trustees' fees and expenses	15
Registration fees	53
Audit	43
Legal	9
Miscellaneous	15
Total expenses before reductions	20,809
Expense reductions	(12,703)
Total expenses after reductions		8,106
Net investment income (loss)		503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	733
Fidelity Central Funds	15
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		750
Net increase in net assets resulting from operations		$1,253

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2021	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$503	$42,956
Net realized gain (loss)	750	615
Net increase in net assets resulting from operations	1,253	43,571
Distributions to shareholders	(501)	(46,805)
Share transactions
Proceeds from sales of shares	453,452	1,407,289
Reinvestment of distributions	477	44,577
Cost of shares redeemed	(1,237,254)	(2,563,856)
Net increase (decrease) in net assets and shares resulting from share transactions	(783,325)	(1,111,990)
Total increase (decrease) in net assets	(782,573)	(1,115,224)
Net Assets
Beginning of period	5,430,369	6,545,593
End of period	$4,647,796	$5,430,369
Other Information
Shares
Sold	453,452	1,407,289
Issued in reinvestment of distributions	477	44,577
Redeemed	(1,237,254)	(2,563,856)
Net increase (decrease)	(783,325)	(1,111,990)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

Years ended August 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.007	.013	.009	.004
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	–A	.008	.013	.009	.004
Distributions from net investment income	–A	(.007)	(.013)	(.009)	(.004)
Distributions from net realized gain	–	(.001)	–A	–	–A
Total distributions	–A	(.008)	(.013)	(.009)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.76%	1.30%	.89%	.42%
Ratios to Average Net AssetsC,D
Expenses before reductions	.41%	.42%	.42%	.41%	.40%
Expenses net of fee waivers, if any	.16%	.41%	.42%	.41%	.40%
Expenses net of all reductions	.16%	.41%	.42%	.41%	.40%
Net investment income (loss)	.01%	.71%	1.29%	.87%	.41%
Supplemental Data
Net assets, end of period (in millions)	$4,648	$5,430	$6,546	$8,219	$11,057

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$ 4,674,084

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$268

The tax character of distributions paid was as follows:

	August 31, 2021	August 31, 2020
Tax-exempt Income	$501	$ 42,955
Ordinary Income	–	3,850
Total	$501	$ 46,805

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity Municipal Money Market Fund	153,235	148,495

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $12,675.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $26.

6. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Municipal Money Market Fund	.12%
Actual		$1,000.00	$1,000.10	$.60-C
Hypothetical-D		$1,000.00	$1,024.60	$.61-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .41% and the expenses paid in the actual and hypothetical example above would have been $2.07 and $2.09, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2021, $285,018, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2021, 100% of the fund's income dividends was free from federal income tax, and 36.68% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

MMM-ANN-1021
1.538360.124

Item 2.

Code of Ethics

As of the end of the period, August 31, 2021, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$29,600	$2,300	$1,900	$1,100
Fidelity Municipal Money Market Fund	$35,800	$2,700	$1,900	$1,300

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$30,200	$2,500	$1,900	$1,400
Fidelity Municipal Money Market Fund	$36,500	$3,000	$1,900	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2021A	August 31, 2020A
Audit-Related Fees	$8,959,700	$8,940,200
Tax Fees	$11,200	$20,800
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2021A	August 31, 2020A
PwC	$14,284,800	$14,054,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021